Pensions and other post-retirement benefit obligations - Schedule of defined benefit plan recognised in balance sheet (Details) - GBP (£) £ in Millions	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024
Disclosure of defined benefit plans [line items]
Other post-employment liabilities	£ (44)	£ (47)
Net defined benefit liability (asset) including restrictions on assets recognized	2,296	1,993
Restrictions on asset recognised	(221)	(77)
Net defined benefit asset	2,075	1,916	£ 1,875	£ 1,814
Assets	2,424	2,489
Liabilities	(349)	(573)
Funded obligations
Disclosure of defined benefit plans [line items]
Present value of obligations	(15,628)	(16,154)
Fair value of plan assets	18,218	18,441
Funding surplus/(deficit)	2,590	2,287
Unfunded obligations
Disclosure of defined benefit plans [line items]
Present value of obligations	£ (250)	£ (247)